Consolidated Balance Sheets Detail - Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013
Finite-Lived Intangible Assets [Line Items]
Cost	$ 3,018	$ 2,586
Accumulated Amortization	1,643	1,147
Net Book Value	1,375	1,439
Intangible assets acquired during the period	481	1,100
Amortization Expenses related to Intangible Assets	510	738	1,200
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	303
Finite-Lived Intangible Assets, Amortization Expense, Year Two	192
Finite-Lived Intangible Assets, Amortization Expense, Year Three	154
Finite-Lived Intangible Assets, Amortization Expense, Year Four	141
Finite-Lived Intangible Assets, Amortization Expense, Year Five	135
Weighted-average remaining useful life of acquired technology	2 years 10 months 8 days	3 years 8 months 12 days
Acquired Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	473	410
Accumulated Amortization	329	292
Net Book Value	144	118
Intellectual property [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,545	2,176
Accumulated Amortization	1,314	855
Net Book Value	$ 1,231	$ 1,321